Other Non-Current Assets - Additional Information (Details) $ in Thousands		12 Months Ended
	Nov. 30, 2021 oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of Detailed Information about Other Assets [Line Items]
Loss in OCI on remeasurement of the fair value of equity securities		$ (100,144)	$ 0
Pilar Gold Inc.
Disclosure of Detailed Information about Other Assets [Line Items]
Quarterly delivery of ounces of gold received (in ounces) | oz	300
Impairment loss recognized		7,500
Promissory notes receivables due from associates, due third installment		7,600
Fair value of gold deliveries		1,000
Current		700
Loss in OCI on remeasurement of the fair value of equity securities		$ 2,500